Other Payables and Accrued Expenses - Schedule of Other Payable and Accrued Expenses (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Advances from unrelated third-parties	[1]	$ 83,128	$ 194,552
Other taxes payable	[2]	3,250,242	2,772,560
Unrecognized tax benefits	[3]	433,000	433,000
Accrued professional fees		245,846	158,747
Amount due to employees	[4]	55,180	198,370
Other current liabilities		179,995	281,188
Other Payables and Accrued Expenses		$ 4,247,391	$ 4,038,417

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax. The increase in other taxes payable was mainly attributed to reassessment of prior years business tax, value added tax, land use tax, and other auxiliary taxes.
[3]	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.
[4]	The amounts due to employees were pertaining to employees' out-of-pocket expenses for travel and meal allowance, etc.